                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10343

Morgan Stanley Nasdaq-100 Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2005

Date of reporting period: November 30, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY NASDAQ-100 INDEX FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended November 30, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED NOVEMBER 30, 2005

                                                                                    LIPPER
                                                                NASDAQ-          MULTI-CAP
                                                                    100       GROWTH FUNDS
CLASS A        CLASS B        CLASS C         CLASS D       INDEX(R)(1)           INDEX(2)
 6.13%          5.38%          5.38%           6.42%           6.43%              12.82%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

The annual reporting period opened on an optimistic note. Despite high oil prices and ongoing increases to the federal funds target rate, stocks rallied through December. The market was buoyed by a variety of factors, including the undisputed presidential election, indications of steady economic growth, a pick up in merger-and-acquisition activity and initial public offerings, as well as good corporate earnings.

In contrast to the strong close of 2004, the first months of 2005 were far less ebullient. Stocks retreated amid profit taking and deteriorating sentiment. Investors grew increasingly apprehensive about soaring oil prices, inflationary pressures, the Federal Open Market Committee's (the "Fed") interest rate tightenings, and the pace of economic growth. Additionally, the misfortunes of the auto industry called into question the strength of the U.S. economy. Although oil prices continued to increase, the climate brightened by late spring. Encouraging economic data, increased consumer confidence, waning inflationary fears and many solid corporate earnings announcements boosted the stock market.

Against the backdrop of mixed economic data and additional increases in the federal funds rate, the markets became increasingly choppy from August through mid-October. The Gulf Coast hurricanes sent oil prices spiking and created anxiety about the economy, particularly given the Fed's resolve to continue raising rates.

In mid-October, the stock market regained its equilibrium. Declining oil prices, better-than-expected economic data, the nomination of Ben Bernanke to head the Federal Reserve, and strengthening consumer trends provided a boost to investor sentiment in the final portion of October. Stocks continued to advance through November, buoyed by indications that the Fed might soon slow the pace of rate increases, a boost in consumer confidence, continued declines in oil prices, strong retail trends (excluding the auto industry), and acceptable housing data.

PERFORMANCE ANALYSIS

Morgan Stanley Nasdaq-100 Index Fund underperformed the Nasdaq-100 Index(R)* and the Lipper Multi-Cap Growth Funds Index for the 12 months ended November 30, 2005, assuming no deduction of applicable sales charges.

The gains of the Fund and the Index were supported by the positive performance of seven of the 10 sectors included in the Index. In terms of absolute returns, the top performing sectors were telecommunications, consumer staples and health care; the materials, energy and consumer discretionary sectors brought up the rear. Among the more narrow industry groups that constitute the sectors, top performers included transportation, telecommunications and biotechnology. Lagging industry groups included materials, media and retailing.

However, given that the Nasdaq-100 Index(R) is market capitalization weighted (and that the Fund seeks to mirror the composition of the Index), the overall contribution of each sector was also influenced by the size of its representation within the Index and the Fund. For example, technology companies account for more than 50 percent of the overall capitalization of the Index, while energy and materials include three holdings combined. In terms of overall contribution to returns, the technology, healthcare and telecommunications sectors added most significantly to positive performance. On an industry level, pharmaceuticals and biotechnology, technology hardware and semiconductors were particularly strong performers. Pharmaceuticals and biotechnology stocks benefited from positive clinical drug trials. Innovators of trends in popular consumer technologies also advanced.

On a broader sector level, the consumer discretionary, materials and energy sectors contributed the least to the performance of the Index, and by extension, the Fund. In terms of individual industry groups, retail and media trailed. Also, certain technology and biotechnology companies fell short. A variety of stock-specific reasons hindered the lagging stocks and industries of the Index, including disappointing earnings, patent litigation issues, and large industry consolidating acquisitions.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Microsoft Corp.                   6.7%
QUALCOMM Inc.                     5.9
Apple Computer, Inc.              5.2
Intel Corp.                       3.8
Amgen Inc.                        3.1
eBay, Inc.                        3.0
Cisco Systems, Inc.               2.6
Starbucks Corp.                   2.1
Yahoo!, Inc.                      1.8
Oracle Corp.                      1.8

TOP FIVE INDUSTRIES

Packaged Software                12.5%
Semiconductors                   10.0
Biotechnology                     9.7
Telecommunication Equipment       7.9
Computer Processing Hardware      7.3

DATA AS OF NOVEMBER 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

* THE "NASDAQ-100(R)", "NASDAQ-100 INDEX(R)", AND "NASDAQ(R)" ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET (TOGETHER WITH ITS AFFILIATES, "NASDAQ") AND HAVE BEEN LICENSED FOR USE BY THE FUND. NASDAQ HAS NOT PASSED ON THE LEGALITY OR SUITABILITY OF THE FUND. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY NASDAQ. NASDAQ MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND DISCLAIMS ALL WARRANTIES INCLUDING ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE FUND OR THE INDEX, THEIR USE, THE RESULT TO BE OBTAINED FROM THEIR USE, OR ANY DATA INCLUDED THEREIN. NASDAQ SHALL HAVE NO LIABILITY FOR ANY DAMAGES, CLAIMS, LOSSES, OR EXPENSES WITH RESPECT TO THE FUND/INDEX. NASDAQ SHALL HAVE NO LIABILITY FOR ANY LOST PROFITS OR SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. FOR MORE DETAILS, SEE THE DISCLAIMER IN THE STATEMENT OF ADDITIONAL INFORMATION.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES (WHICH MAY INCLUDE DEPOSITARY RECEIPTS) OF COMPANIES INCLUDED IN THE NASDAQ-100(R). THE "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., "PASSIVELY" MANAGES SUBSTANTIALLY ALL OF THE FUND'S ASSETS BY INVESTING IN SECURITIES IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE NASDAQ-100(R). FOR EXAMPLE, IF THE COMMON STOCK OF A SPECIFIC COMPANY REPRESENTS FIVE PERCENT OF THE NASDAQ-100(R), THE INVESTMENT ADVISER TYPICALLY WILL INVEST THE SAME PERCENTAGE OF THE FUND'S ASSETS IN THAT STOCK. THE NASDAQ-100(R) IS A WELL-KNOWN STOCK MARKET INDEX THAT IS COMPOSED OF EQUITY SECURITIES OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. AS OF FEBRUARY 28, 2005, THE APPROXIMATE MARKET CAPITALIZATION RANGE OF COMPANIES INCLUDED IN THE NASDAQ-100(R) WAS BETWEEN $1.6 BILLION AND $274 BILLION. THE FUND WILL INVEST IN FOREIGN COMPANIES THAT ARE INCLUDED IN THE NASDAQ-100(R).

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL

QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT

($ IN THOUSANDS)

                                                                                               LIPPER MULTI-CAP
              CLASS A+++     CLASS B+++    CLASS C+++    CLASS D+++  NASDAQ-100 INDEX(R)(1)  GROWTH FUNDS INDEX(2)
Jul-2001        $ 9,475       $ 10,000      $ 10,000      $ 10,000          $ 10,000                $ 10,000
Aug-2001        $ 7,968       $  8,400      $  8,400      $  8,410          $  8,393                $  8,999
Nov-2001        $ 8,651       $  9,100      $  9,100      $  9,140          $  9,115                $  9,000
Feb-2002        $ 7,372       $  7,740      $  7,740      $  7,790          $  7,762                $  8,331
May-2002        $ 6,547       $  6,860      $  6,860      $  6,920          $  6,900                $  8,051
Aug-2002        $ 5,140       $  5,375      $  5,375      $  5,435          $  5,382                $  6,565
Nov-2002        $ 6,115       $  6,383      $  6,383      $  6,474          $  6,374                $  6,926
Feb-2003        $ 5,532       $  5,758      $  5,768      $  5,858          $  5,766                $  6,266
May-2003        $ 6,554       $  6,817      $  6,817      $  6,947          $  6,841                $  7,332
Aug-2003        $ 7,347       $  7,624      $  7,624      $  7,794          $  7,659                $  7,953
Nov-2003        $ 7,806       $  8,077      $  8,087      $  8,278          $  8,133                $  8,505
Feb-2004        $ 8,035       $  8,309      $  8,309      $  8,531          $  8,397                $  9,019
May-2004        $ 8,006       $  8,259      $  8,259      $  8,490          $  8,373                $  8,895
Aug-2004        $ 7,471       $  7,684      $  7,694      $  7,936          $  7,816                $  8,325
Nov-2004        $ 8,570       $  8,804      $  8,813      $  9,105          $  8,974                $  9,307
Feb-2005        $ 8,236       $  8,451      $  8,450      $  8,762          $  8,629                $  9,419
May-2005        $ 8,408       $  8,602      $  8,612      $  8,944          $  8,809                $  9,428
Aug-2005        $ 8,618       $  8,804      $  8,813      $  9,166          $  9,033                $  9,992
Nov-2005        $ 9,096       $  9,093      $  9,287      $  9,690          $  9,551                $ 10,501

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2005

                       CLASS A SHARES*   CLASS B SHARES**    CLASS C SHARES+   CLASS D SHARES++
                      (SINCE 07/13/01)   (SINCE 07/13/01)   (SINCE 07/13/01)   (SINCE 07/13/01)
SYMBOL                           NSQAX              NSQBX              NSQCX             NSQDX
1 YEAR                      6.13%(3)           5.38%(3)            5.38%(3)          6.42%(3)
                            0.56(4)            0.38(4)             4.38(4)             --
SINCE INCEPTION            (0.93)(3)          (1.70)(3)           (1.67)(3)         (0.72)(3)
                           (2.14)(4)          (2.14)(4)           (1.67)(4)            --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE NASDAQ-100 (PRICE) INDEX(R) INCLUDES 100 OF THE LARGEST DOMESTIC AND INTERNATIONAL NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET BASED ON MARKET CAPITALIZATION. THE INDEX REFLECTS COMPANIES ACROSS MAJOR INDUSTRY GROUPS INCLUDING COMPUTER HARDWARE AND SOFTWARE, TELECOMMUNICATIONS, RETAIL/WHOLESALE TRADE AND BIOTECHNOLOGY. IT DOES NOT CONTAIN FINANCIAL COMPANIES INCLUDING INVESTMENT COMPANIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MULTI-CAP GROWTH FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MULTI-CAP GROWTH FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

+++  ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON NOVEMBER 30, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/05 - 11/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      BEGINNING          ENDING      EXPENSES PAID
                                                    ACCOUNT VALUE    ACCOUNT VALUE   DURING PERIOD *
                                                   --------------   --------------   ---------------
                                                                                        06/01/05 -
                                                      06/01/05         11/30/05         11/30/05
                                                   --------------   --------------   ---------------
CLASS A
Actual (8.18% return)                                $ 1,000.00       $ 1,081.80          $ 3.39
Hypothetical (5% annual return before expenses)      $ 1,000.00       $ 1,021.81          $ 3.29
CLASS B
Actual (7.85% return)                                $ 1,000.00       $ 1,078.50          $ 7.29
Hypothetical (5% annual return before expenses)      $ 1,000.00       $ 1,018.05          $ 7.08
CLASS C
Actual (7.85% return)                                $ 1,000.00       $ 1,078.50          $ 7.29
Hypothetical (5% annual return before expenses)      $ 1,000.00       $ 1,018.05          $ 7.08
CLASS D
Actual (8.34% return)                                $ 1,000.00       $ 1,083.40          $ 2.09
Hypothetical (5% annual return before expenses)      $ 1,000.00       $ 1,023.06          $ 2.03

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.65%, 1.40%, 1.40% AND 0.40% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 1.29% , 2.04%, 2.04% AND 1.04%, FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY.

MORGAN STANLEY NASDAQ-100 INDEX FUND

PORTFOLIO OF INVESTMENTS  -  NOVEMBER 30, 2005

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              COMMON STOCKS (89.1%)
              ADVERTISING/MARKETING
              SERVICES (0.3%)
      2,978   Lamar Advertising Co. (Class A)*                      $    138,030
                                                                    ------------
              AIR FREIGHT/COURIERS (0.9%)
      5,833   C.H. Robinson Worldwide, Inc.                              235,945
      3,609   Expeditors International of Washington, Inc.               256,275
                                                                    ------------
                                                                         492,220
                                                                    ------------
              APPAREL/FOOTWEAR (0.6%)
      6,964   Cintas Corp.                                               311,430
                                                                    ------------
              APPAREL/FOOTWEAR RETAIL (0.3%)
      4,963   Ross Stores, Inc.                                          136,483
                                                                    ------------
              BIOTECHNOLOGY (9.7%)
     19,826   Amgen Inc.*                                              1,604,518
     12,680   Biogen Idec Inc.*                                          542,831
      5,739   Celgene Corp.*                                             349,620
      9,059   Chiron Corp.*                                              401,314
     11,094   Genzyme Corp.*                                             824,728
     15,480   Gilead Sciences, Inc.*                                     784,681
      1,717   Invitrogen Corp.*                                          114,438
      9,088   MedImmune, Inc.*                                           326,350
     11,667   Millennium Pharmaceuticals, Inc.*                          122,620
                                                                    ------------
                                                                       5,071,100
                                                                    ------------
              BROADCASTING (1.1%)
     49,575   Sirius Satellite Radio Inc.*                               354,461
      7,889   XM Satellite Radio Holdings
               Inc. (Class A)*                                           230,832
                                                                    ------------
                                                                         585,293
                                                                    ------------
              CABLE/SATELLITE TV (2.4%)
     32,881   Comcast Corp. (Class A)*                                   868,058
      7,584   EchoStar Communications
               Corp. (Class A)*                                          195,971
      8,324   Liberty Global Inc. (Class A)*                             185,708
                                                                    ------------
                                                                       1,249,737
                                                                    ------------
              CASINO/GAMING (0.4%)
      3,740   Wynn Resorts, Ltd.*                                   $    208,804
                                                                    ------------
              CHEMICALS: SPECIALTY (0.3%)
      2,235   Sigma-Aldrich Corp.                                        147,599
                                                                    ------------
              COMPUTER COMMUNICATIONS (3.4%)
     78,716   Cisco Systems, Inc.*                                     1,380,679
     12,706   Juniper Networks, Inc.*                                    285,758
      2,828   QLogic Corp.*                                               93,494
                                                                    ------------
                                                                       1,759,931
                                                                    ------------
              COMPUTER PERIPHERALS (0.7%)
     13,264   Network Appliance, Inc.*                                   386,248
                                                                    ------------
              COMPUTER PROCESSING HARDWARE (7.3%)
     39,904   Apple Computer, Inc.*                                    2,706,289
     30,408   Dell, Inc.*                                                917,105
     51,142   Sun Microsystems, Inc.*                                    192,805
                                                                    ------------
                                                                       3,816,199
                                                                    ------------
              CONTAINERS/PACKAGING (0.2%)
      8,582   Smurfit-Stone Container Corp.*                             108,734
                                                                    ------------
              DATA PROCESSING SERVICES (1.7%)
      8,113   Fiserv, Inc.*                                              369,223
     12,395   Paychex, Inc.                                              525,672
                                                                    ------------
                                                                         894,895
                                                                    ------------
              DISCOUNT STORES (2.3%)
      8,702   Costco Wholesale Corp.                                     434,926
      3,597   Dollar Tree Stores, Inc.*                                   82,587
      5,946   Sears Holdings Corp.*                                      683,909
                                                                    ------------
                                                                       1,201,422
                                                                    ------------
              ELECTRICAL PRODUCTS (0.5%)
      6,735   American Power Conversion Corp.                            150,931
      3,411   Molex Inc.                                                  91,381
                                                                    ------------
                                                                         242,312
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              ELECTRONIC COMPONENTS (1.1%)
     21,406   Flextronics International Ltd. (Singapore)*           $    220,910
      5,749   SanDisk Corp.*                                             293,544
     19,344   Sanmina-SCI Corp.*                                          80,084
                                                                    ------------
                                                                         594,538
                                                                    ------------
              ELECTRONIC DISTRIBUTORS (0.3%)
      2,888   CDW Corp.                                                  169,381
                                                                    ------------
              ELECTRONIC EQUIPMENT/INSTRUMENTS (0.3%)
     65,068   JDS Uniphase Corp.*                                        167,225
                                                                    ------------
              ELECTRONIC PRODUCTION EQUIPMENT (2.6%)
     28,928   Applied Materials, Inc.                                    523,886
      8,255   KLA-Tencor Corp.                                           422,573
      4,858   Lam Research Corp.*                                        182,369
      4,871   Novellus Systems, Inc.*                                    120,168
      4,588   Synopsys, Inc.*                                             89,558
                                                                    ------------
                                                                       1,338,554
                                                                    ------------
              FOOD RETAIL (0.6%)
      2,275   Whole Foods Market, Inc.                                   335,062
                                                                    ------------
              HOME IMPROVEMENT CHAINS (0.4%)
      4,978   Fastenal Co.                                               197,627
                                                                    ------------
              INFORMATION TECHNOLOGY SERVICES (1.0%)
      6,979   Citrix Systems, Inc.*                                      189,410
      4,590   Cognizant Technology Solutions Corp. (Class A)*            223,028
     23,782   Level 3 Communications, Inc.*                               80,859
                                                                    ------------
                                                                         493,297
                                                                    ------------
              INTERNET RETAIL (1.5%)
      9,429   Amazon.com, Inc.*                                          456,929
     12,140   IAC/InterActiveCorp*                                       335,185
                                                                    ------------
                                                                         792,114
                                                                    ------------
              INTERNET SOFTWARE/SERVICES (3.1%)
     12,561   BEA Systems, Inc.*                                         110,160
      8,311   Check Point Software Technologies Ltd. (Israel)*      $    176,941
     21,094   Siebel Systems, Inc.                                       221,487
      8,617   VeriSign, Inc.*                                            191,556
     23,351   Yahoo!, Inc.*                                              939,411
                                                                    ------------
                                                                       1,639,555
                                                                    ------------
              MAJOR TELECOMMUNICATIONS (0.5%)
     12,255   MCI Inc.                                                   243,384
                                                                    ------------
              MEDICAL DISTRIBUTORS (0.3%)
      4,558   Patterson Companies, Inc.*                                 159,257
                                                                    ------------
              MEDICAL SPECIALTIES (1.1%)
     11,586   Biomet, Inc.                                               412,693
      2,624   DENTSPLY International, Inc.                               145,973
                                                                    ------------
                                                                         558,666
                                                                    ------------
              MEDICAL/NURSING SERVICES (0.3%)
      3,265   Lincare Holdings, Inc.*                                    140,166
                                                                    ------------
              MOVIES/ENTERTAINMENT (0.4%)
      4,113   Pixar, Inc.*                                               228,025
                                                                    ------------
              OTHER CONSUMER SERVICES (4.1%)
      6,295   Apollo Group, Inc. (Class A)*                              448,204
      3,610   Career Education Corp.*                                    134,653
     34,813   eBay, Inc.*                                              1,559,971
                                                                    ------------
                                                                       2,142,828
                                                                    ------------
              PACKAGED SOFTWARE (12.5%)
     16,633   Adobe Systems, Inc.                                        542,402
      8,205   Autodesk, Inc.                                             342,313
      7,871   Intuit Inc.*                                               421,649
      3,179   Mercury Interactive Corp.*                                  88,376
    127,112   Microsoft Corp.**                                        3,522,274
     74,266   Oracle Corp.*                                              933,524
     38,982   Symantec Corp.*                                            688,812
                                                                    ------------
                                                                       6,539,350
                                                                    ------------
              PHARMACEUTICALS: OTHER (1.7%)
      3,528   Sepracor, Inc.*                                            193,969
     16,538   Teva Pharmaceutical Industries Ltd. (ADR) (Israel)         676,073
                                                                    ------------
                                                                         870,042
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              RECREATIONAL PRODUCTS (1.1%)
     10,549   Electronic Arts, Inc.*                                $    594,542
                                                                    ------------
              RESTAURANTS (2.1%)
     36,838   Starbucks Corp.*                                         1,121,717
                                                                    ------------
              SEMICONDUCTORS (10.0%)
     18,065   Altera Corp.*                                              329,867
      8,571   ATI Technologies Inc. (Canada)*                            140,221
      8,878   Broadcom Corp. (Class A)*                                  413,182
     73,559   Intel Corp.                                              1,962,554
      5,338   Intersil Corp. (Class A)                                   136,920
     14,137   Linear Technology Corp.                                    527,451
      9,221   Marvell Technology Group, Ltd. (Bermuda)*                  512,134
     15,844   Maxim Integrated Products, Inc.                            579,098
      5,996   Microchip Technology Inc.                                  200,027
     15,985   Xilinx, Inc.                                               422,643
                                                                    ------------
                                                                       5,224,097
                                                                    ------------
              SERVICES TO THE HEALTH INDUSTRY (0.7%)
      4,573   Express Scripts, Inc.*                                     386,236
                                                                    ------------
              SPECIALTY STORES (2.1%)
     13,712   Bed Bath & Beyond Inc.*                                    584,954
      4,902   PETsMART, Inc.                                             116,766
     17,018   Staples, Inc.                                              393,116
                                                                    ------------
                                                                       1,094,836
                                                                    ------------
              SPECIALTY TELECOMMUNICATIONS (0.4%)
      3,201   NTL, Inc.*                                                 186,394
                                                                    ------------
              TELECOMMUNICATION EQUIPMENT (7.9%)
      7,168   Comverse Technology, Inc.*                                 187,873
      3,448   Garmin Ltd. (Cayman Islands)                               189,985
     68,002   QUALCOMM Inc.                                            3,092,051
      6,581   Research In Motion Ltd. (Canada)*                          402,297
      4,427   Telefonaktiebolaget LM Ericsson (ADR) (Sweden)             144,232
      8,793   Tellabs, Inc.*                                              90,216
                                                                    ------------
                                                                       4,106,654
                                                                    ------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY (0.9%)
      6,625   PACCAR, Inc.                                          $    476,073
                                                                    ------------
              Total Common Stocks
               (COST $34,108,134)                                     46,550,057
                                                                    ------------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (11.0%)
              REPURCHASE AGREEMENT
$     5,745   Joint repurchase agreement account 4.01%
                due 12/01/05 (dated 11/30/05; proceeds
                $5,745,639) (a)
               (COST $5,745,000)                                       5,745,000
                                                                    ------------
TOTAL INVESTMENTS
 (COST $39,853,134)(b)(c)                                  100.1%     52,295,057
LIABILITIES IN EXCESS OF OTHER ASSETS                       (0.1)        (31,494)
                                                           -----    ------------
NET ASSETS                                                 100.0%   $ 52,263,563
                                                           =====    ============

----------
ADR  AMERICAN DEPOSITARY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
** A PORTION OF THIS SECURITY IS PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $495,000.
(a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATION.
(b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $4,768,235 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
(c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $40,089,660. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $13,724,595 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,519,198, RESULTING IN NET UNREALIZED APPRECIATION OF $12,205,397.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2005:

NUMBER OF                         DESCRIPTION, DELIVERY         UNDERLYING FACE         UNREALIZED
CONTRACTS      LONG/SHORT           MONTH AND YEAR              AMOUNT AT VALUE        APPRECIATION
---------------------------------------------------------------------------------------------------
     7           Long        Nasdaq-100 Index December 2005      $  1,172,500           $   43,855
   130           Long        Nasdaq-100 E-Mini December 2005        4,355,000              220,050
                                                                                        ----------
                             Total Unrealized Appreciation                              $  263,905
                                                                                        ==========

SUMMARY OF INVESTMENTS

                                                                   PERCENT OF
SECTOR                                            VALUE            NET ASSETS
-----------------------------------------------------------------------------
Electronic Technology                         $ 17,393,446            33.3%
Technology Services                              9,567,097            18.4
Health Technology                                6,499,808            12.4
Repurchase Agreement                             5,745,000            11.0
Consumer Services                                5,536,404            10.6
Retail Trade                                     3,757,544             7.2
Producer Manufacturing                             718,385             1.4
Consumer Durables                                  594,542             1.1
Health Services                                    526,402             1.0
Transportation                                     492,220             0.9
Communications                                     429,778             0.8
Distribution Services                              328,638             0.6
Consumer Non-Durables                              311,430             0.6
Process Industries                                 256,333             0.5
Commercial Services                                138,030             0.3
                                              ------------           -----
                                              $ 52,295,057*          100.1%
                                              ============           =====

----------
* DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE OF $5,527,500 WITH UNREALIZED APPRECIATION OF $263,905.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NASDAQ-100 INDEX FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2005

ASSETS:
Investments in securities, at value
  (cost $39,853,134) (including a repurchase agreement of $5,745,000)   $   52,295,057
Receivable for:
  Dividends                                                                     25,919
  Shares of beneficial interest sold                                            23,827
Prepaid expenses and other assets                                               29,253
Receivable from affiliate                                                        8,054
                                                                        --------------
     TOTAL ASSETS                                                           52,382,110
                                                                        --------------
LIABILITIES:
Payable for:
  Distribution fee                                                              32,812
  Variation margin                                                              19,800
  Shares of beneficial interest redeemed                                        12,050
  Transfer agent fee                                                             1,372
Accrued expenses and other payables                                             52,513
                                                                        --------------
    TOTAL LIABILITIES                                                          118,547
                                                                        --------------
    NET ASSETS                                                          $   52,263,563
                                                                        ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                         $   43,152,506
Net unrealized appreciation                                                 12,705,828
Accumulated net investment loss                                                    (64)
Accumulated net realized loss                                               (3,594,707)
                                                                        --------------
     NET ASSETS                                                         $   52,263,563
                                                                        ==============
CLASS A SHARES:
Net Assets                                                              $   11,242,823
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                    1,180,605
     NET ASSET VALUE PER SHARE                                          $         9.52
                                                                        ==============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                  $        10.05
                                                                        ==============
CLASS B SHARES:
Net Assets                                                              $   27,681,275
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                    3,008,729
     NET ASSET VALUE PER SHARE                                          $         9.20
                                                                        ==============
CLASS C SHARES:
Net Assets                                                              $    9,563,236
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                    1,038,193
     NET ASSET VALUE PER SHARE                                          $         9.21
                                                                        ==============
CLASS D SHARES:
Net Assets                                                              $    3,776,229
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                      392,915
     NET ASSET VALUE PER SHARE                                          $         9.61
                                                                        ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2005

NET INVESTMENT LOSS:
INCOME
Dividends (net of $1,185 foreign withholding tax)                       $      270,055
Interest                                                                        85,288
                                                                        --------------
     TOTAL INCOME                                                              355,343
                                                                        --------------
EXPENSES
Distribution fee (Class A shares)                                               20,515
Distribution fee (Class B shares)                                              321,623
Distribution fee (Class C shares)                                               91,231
Professional fees                                                              208,074
Transfer agent fees and expenses                                               103,709
Shareholder reports and notices                                                 62,670
Investment advisory fee                                                         62,660
Registration fees                                                               51,692
Administration fee                                                              41,773
Custodian fees                                                                  17,728
Trustees' fees and expenses                                                        647
Other                                                                           20,549
                                                                        --------------
     TOTAL EXPENSES                                                          1,002,871
LESS: AMOUNTS WAIVED/REIMBURSED                                               (360,641)
                                                                        --------------
     NET EXPENSES                                                              642,230
                                                                        --------------
     NET INVESTMENT LOSS                                                      (286,887)
                                                                        --------------

NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN (LOSS) ON:
Investments                                                                    (17,938)
Futures contracts                                                               84,303
                                                                        --------------
     NET REALIZED GAIN                                                          66,365
                                                                        --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                  2,633,040
Futures contracts                                                               89,410
                                                                        --------------
     NET APPRECIATION                                                        2,722,450
                                                                        --------------
     NET GAIN                                                                2,788,815
                                                                        --------------
NET INCREASE                                                            $    2,501,928
                                                                        ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE YEAR             FOR THE YEAR
                                                                        ENDED                    ENDED
                                                                  NOVEMBER 30, 2005        NOVEMBER 30, 2004
                                                                 ------------------        -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                              $         (286,887)       $        (132,959)
Net realized gain (loss)                                                     66,365               (1,272,008)
Net change in unrealized appreciation                                     2,722,450                5,823,533
                                                                 ------------------        -----------------

     NET INCREASE                                                         2,501,928                4,418,566
Net increase (decrease) from transactions in
shares of beneficial interest                                            (6,945,436)               1,275,419
                                                                 ------------------        -----------------

     NET INCREASE (DECREASE)                                             (4,443,508)               5,693,985

NET ASSETS:
Beginning of period                                                      56,707,071               51,013,086
                                                                 ------------------        -----------------
END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $64 AND $27,
 RESPECTIVELY)                                                   $       52,263,563        $      56,707,071
                                                                 ==================        =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NASDAQ-100 INDEX FUND

NOTES TO FINANCIAL STATEMENTS  -  NOVEMBER 30, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Nasdaq-100 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Nasdaq-100 Index (the "Nasdaq-100"). The Fund was organized as a Massachusetts business trust on April 10, 2001 and commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.12% to the daily net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.40% of the average daily net assets of the Fund on an annualized basis.

At November 30, 2005, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,673,864 at November 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.92%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $131,148 and $5,077, respectively and received $11,398 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2005 aggregated $3,983,450 and $14,028,393, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

At November 30, 2005, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, owned 349,310 Class D shares of beneficial interest.

The Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                               FOR THE YEAR                      FOR THE YEAR
                                                   ENDED                            ENDED
                                             NOVEMBER 30, 2005                 NOVEMBER 30, 2004
                                      ------------------------------    ------------------------------
                                          SHARES           AMOUNT           SHARES           AMOUNT
                                      -------------    -------------    -------------    -------------
CLASS A SHARES
Sold                                        720,134    $   6,260,355        1,162,512    $   9,683,821
Conversion from Class B                     361,366        2,969,479               --               --
Redeemed                                   (422,823)      (3,685,454)        (978,693)      (8,202,632)
                                      -------------    -------------    -------------    -------------
Net increase -- Class A                     658,677        5,544,380          183,819        1,481,189
                                      -------------    -------------    -------------    -------------
CLASS B SHARES
Sold                                        414,380        3,537,084        1,481,842       12,168,983
Conversion to Class A                      (372,501)      (2,969,479)              --               --
Redeemed                                 (1,590,815)     (13,541,735)      (1,669,643)     (13,424,418)
                                      -------------    -------------    -------------    -------------
Net decrease -- Class B                  (1,548,936)     (12,974,130)        (187,801)      (1,255,435)
                                      -------------    -------------    -------------    -------------
CLASS C SHARES
Sold                                        168,745        1,459,330          402,956        3,293,187
Redeemed                                   (317,261)      (2,741,687)        (298,542)      (2,416,814)
                                      -------------    -------------    -------------    -------------
Net increase (decrease) -- Class C         (148,516)      (1,282,357)         104,414          876,373
                                      -------------    -------------    -------------    -------------
CLASS D SHARES
Sold                                        250,710        2,325,669          239,505        2,004,515
Redeemed                                    (63,462)        (558,998)        (222,375)      (1,831,223)
                                      -------------    -------------    -------------    -------------
Net increase -- Class D                     187,248        1,766,671           17,130          173,292
                                      -------------    -------------    -------------    -------------
Net increase (decrease) in Fund            (851,527)   $  (6,945,436)         117,562    $   1,275,419
                                      =============    =============    =============    =============

6. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2005, the tax-basis components of accumulated earnings were as follows:

Net accumulated earnings                    --
Capital loss carryforward*       $  (3,094,274)
Temporary differences                      (66)
Net unrealized appreciation         12,205,397
                                 -------------
Total accumulated earnings       $   9,111,057
                                 =============

*During the year ended November 30, 2005, the Fund utilized $112,519 of its net capital loss carryforward. As of November 30, 2005, the Fund had a net capital loss carryforward of $3,094,274 of which $1,194,469 will expire on November 30, 2010, $696,778 will expire on November 30, 2011 and $1,203,027 will expire on November 30, 2012 to offset future capital gains to the extent provided by regulations.

As of November 30, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated net investment loss was credited $286,850.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the Nasdaq-100 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the Nasdaq-100.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from the potential inability of the counter-parties to meet the terms of their contracts.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and
(ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY NASDAQ-100 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                       FOR THE PERIOD
                                                          FOR THE YEAR ENDED NOVEMBER 30,              JULY 13, 2001*
                                                 ------------------------------------------------         THROUGH
                                                   2005          2004         2003        2002        NOVEMBER 30, 2001
                                                 ---------    ---------    ---------    ---------     -----------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period             $    8.97    $    8.17    $    6.40    $    9.13     $           10.00
                                                 ---------    ---------    ---------    ---------     -----------------
Income (loss) from investment operations:
  Net investment income++                             0.01         0.05         0.00         0.00                  0.00
  Net realized and unrealized gain (loss)             0.54         0.75         1.77        (2.68)                (0.87)
                                                 ---------    ---------    ---------    ---------     -----------------
Total income (loss) from investment operations        0.55         0.80         1.77        (2.68)                (0.87)
                                                 ---------    ---------    ---------    ---------     -----------------
Less distributions from net realized gain                -            -            -        (0.05)                    -
                                                 ---------    ---------    ---------    ---------     -----------------
Net asset value, end of period                   $    9.52    $    8.97    $    8.17    $    6.40     $            9.13
                                                 =========    =========    =========    =========     =================
TOTAL RETURN+                                         6.13%        9.79%       27.66%      (29.32)%               (8.70)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                              0.64%        0.71%        0.30%        0.24%                 0.25%(2)
Net investment income (loss)                          0.04%        0.44%        0.02%       (0.06)%                0.04%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $  11,243    $   4,681    $   2,760    $     956     $             462
Portfolio turnover rate                                  8%           8%           2%           7%                   10%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                              EXPENSE     NET INVESTMENT
                 PERIOD ENDED                                  RATIO        LOSS RATIO
               -----------------                             ---------    --------------
               NOVEMBER 30, 2005                               1.33%          (0.65)%
               NOVEMBER 30, 2004                               1.27           (0.12)
               NOVEMBER 30, 2003                               1.25           (0.93)
               NOVEMBER 30, 2002                               1.75           (1.57)
               NOVEMBER 30, 2001                               3.50           (3.21)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                         FOR THE PERIOD
                                                          FOR THE YEAR ENDED NOVEMBER 30,                JULY 13, 2001*
                                                ---------------------------------------------------         THROUGH
                                                  2005           2004         2003          2002        NOVEMBER 30, 2001
                                                ---------     ---------     ---------     ---------     -----------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    8.73     $    8.01     $    6.33     $    9.10     $           10.00
                                                ---------     ---------     ---------     ---------     -----------------
Income (loss) from investment operations:
 Net investment loss++                              (0.06)        (0.03)        (0.05)        (0.06)                (0.02)
 Net realized and unrealized gain (loss)             0.53          0.75          1.73         (2.66)                (0.88)
                                                ---------     ---------     ---------     ---------     -----------------
Total income (loss) from investment operations       0.47          0.72          1.68         (2.72)                (0.90)
                                                ---------     ---------     ---------     ---------     -----------------
Less distributions from net realized gain               -             -             -         (0.05)                    -
                                                ---------     ---------     ---------     ---------     -----------------
Net asset value, end of period                  $    9.20     $    8.73     $    8.01     $    6.33     $            9.10
                                                =========     =========     =========     =========     =================
TOTAL RETURN+                                        5.38%         8.99%        26.54%       (29.85)%               (9.00)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                             1.40%         1.48%         1.06%         1.00%                 1.00%(2)
Net investment loss                                 (0.72)%       (0.33)%       (0.74)%       (0.82)%               (0.71)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  27,681     $  39,801     $  38,028     $  17,095     $          11,008
Portfolio turnover rate                                 8%            8%            2%            7%                   10%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                              EXPENSE     NET INVESTMENT
                 PERIOD ENDED                                  RATIO        LOSS RATIO
               -----------------                             ---------    --------------
               NOVEMBER 30, 2005                               2.09%          (1.41)%
               NOVEMBER 30, 2004                               2.04           (0.89)
               NOVEMBER 30, 2003                               2.01           (1.69)
               NOVEMBER 30, 2002                               2.51           (2.33)
               NOVEMBER 30, 2001                               4.25           (3.96)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                         FOR THE PERIOD
                                                          FOR THE YEAR ENDED NOVEMBER 30,                JULY 13, 2001*
                                                ---------------------------------------------------         THROUGH
                                                  2005           2004         2003          2002        NOVEMBER 30, 2001
                                                ---------     ---------     ---------     ---------     -----------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    8.74     $    8.02     $    6.33     $    9.10     $           10.00
                                                ---------     ---------     ---------     ---------     -----------------
Income (loss) from investment operations:
 Net investment loss++                              (0.06)        (0.02)        (0.05)        (0.05)                (0.02)
 Net realized and unrealized gain (loss)             0.53          0.74          1.74         (2.67)                (0.88)
                                                ---------     ---------     ---------     ---------     -----------------
Total income (loss) from investment operations       0.47          0.72          1.69         (2.72)                (0.90)
                                                ---------     ---------     ---------     ---------     -----------------
Less distributions from net realized gain               -             -             -         (0.05)                    -
                                                ---------     ---------     ---------     ---------     -----------------
Net asset value, end of period                  $    9.21     $    8.74     $    8.02     $    6.33     $            9.10
                                                =========     =========     =========     =========     =================
TOTAL RETURN+                                        5.38%         8.98%        26.70%       (29.85)%               (9.00)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                             1.32%         1.48%         1.06%         1.00%                 1.00%(2)
Net investment loss                                 (0.64)%       (0.33)%       (0.74)%       (0.82)%               (0.71)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $   9,563     $  10,368     $   8,677     $   4,009     $           2,262
Portfolio turnover rate                                 8%            8%            2%            7%                   10%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                              EXPENSE     NET INVESTMENT
                 PERIOD ENDED                                  RATIO        LOSS RATIO
               -----------------                             ---------    --------------
               NOVEMBER 30, 2005                               2.01%          (1.33)%
               NOVEMBER 30, 2004                               2.04           (0.89)
               NOVEMBER 30, 2003                               2.01           (1.69)
               NOVEMBER 30, 2002                               2.51           (2.33)
               NOVEMBER 30, 2001                               4.25           (3.96)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                      FOR THE PERIOD
                                                          FOR THE YEAR ENDED NOVEMBER 30,             JULY 13, 2001*
                                                ------------------------------------------------          THROUGH
                                                  2005         2004         2003         2002        NOVEMBER 30, 2001
                                                ---------    ---------    ---------    ---------     -----------------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    9.03    $    8.21    $    6.42    $    9.14     $           10.00
                                                ---------    ---------    ---------    ---------     -----------------
Income (loss) from investment operations:
 Net investment income++                             0.03         0.06         0.02         0.01                  0.01
 Net realized and unrealized gain (loss)             0.55         0.76         1.77        (2.68)                (0.87)
                                                ---------    ---------    ---------    ---------     -----------------
Total income (loss) from investment operations       0.58         0.82         1.79        (2.67)                (0.86)
                                                ---------    ---------    ---------    ---------     -----------------
Less distributions from net realized gain               -            -            -        (0.05)                    -
                                                ---------    ---------    ---------    ---------     -----------------
Net asset value, end of period                  $    9.61    $    9.03    $    8.21    $    6.42     $            9.14
                                                =========    =========    =========    =========     =================
TOTAL RETURN+                                        6.42%        9.99%       27.88%      (29.17)%               (8.60)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                             0.40%        0.48%        0.06%        0.00%                 0.00%(2)
Net investment income                                0.28%        0.67%        0.26%        0.18%                 0.29%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $   3,776    $   1,857    $   1,548    $   3,224     $             886
Portfolio turnover rate                                 8%           8%           2%           7%                   10%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                              EXPENSE       NET INVESTMENT
                 PERIOD ENDED                                  RATIO      INCOME(LOSS) RATIO
               -----------------                             ---------    ------------------
               NOVEMBER 30, 2005                               1.09%            (0.41)%
               NOVEMBER 30, 2004                               1.04              0.11
               NOVEMBER 30, 2003                               1.01             (0.69)
               NOVEMBER 30, 2002                               1.51             (1.33)
               NOVEMBER 30, 2001                               3.25             (2.96)

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NASDAQ-100 INDEX FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY NASDAQ-100 INDEX FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Nasdaq-100 Index Fund (the "Fund"), including the portfolio of investments, as of November 30, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Nasdaq-100 Index Fund as of November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
JANUARY 20, 2006

MORGAN STANLEY NASDAQ-100 INDEX

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                          TERM OF                                           IN FUND
                           POSITION(S)   OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S) DURING      OVERSEEN    OTHER DIRECTORSHIPS HELD BY
   INDEPENDENT TRUSTEE     REGISTRANT   TIME SERVED*             PAST 5 YEARS**           BY TRUSTEE***           TRUSTEE
-------------------------  -----------  -------------   ------------------------------    ------------- ----------------------------
Michael Bozic (64)         Trustee      Since           Private Investor; Director or     197           Director of various business
c/o Kramer Levin                        April 1994      Trustee of the Retail Funds                     organizations.
Naftalis & Frankel LLP                                  (since April 1994) and the
Counsel to the                                          Institutional Funds (since
Independent Trustees                                    July 2003); formerly Vice
1177 Avenue of the                                      Chairman of Kmart Corporation
Americas                                                (December 1998-October 2000),
New York, NY 10036                                      Chairman and Chief Executive
                                                        Officer of Levitz Furniture
                                                        Corporation (November
                                                        1995-November 1998) and
                                                        President and Chief Executive
                                                        Officer of Hills Department
                                                        Stores (May 1991-July 1995);
                                                        formerly variously Chairman,
                                                        Chief Executive Officer,
                                                        President and Chief Operating
                                                        Officer (1987-1991) of the
                                                        Sears Merchandise Group of
                                                        Sears, Roebuck & Co.


Edwin J. Garn (73)         Trustee      Since           Consultant; Director or           197           Director of Franklin Covey
1031 N. Chartwell Court                 January 1993    Trustee of the Retail Funds                     (time management systems),
Salt Lake City, UT 84103                                (since January 1993) and the                    BMW Bank of North America,
                                                        Institutional Funds (since                      Inc. (industrial loan
                                                        July 2003); member of the Utah                  corporation), Escrow Bank
                                                        Regional Advisory Board of                      USA (industrial loan
                                                        Pacific Corp. (utility                          corporation), United Space
                                                        company); formerly Managing                     Alliance (joint venture
                                                        Director of Summit Ventures                     between Lockheed Martin and
                                                        LLC (2000-2004) (lobbying and                   the Boeing Company) and
                                                        consulting firm); United                        Nuskin Asia Pacific
                                                        States Senator (R-Utah)                         (multilevel marketing);
                                                        (1974-1992) and Chairman,                       member of the board of
                                                        Senate Banking Committee                        various civic and charitable
                                                        (1980-1986), Mayor of Salt                      organizations.
                                                        Lake City, Utah (1971-1974),
                                                        Astronaut, Space Shuttle
                                                        Discovery (April 12-19, 1985),
                                                        and Vice Chairman, Huntsman
                                                        Corporation (chemical
                                                        company).

Wayne E. Hedien (71)       Trustee      Since           Retired; Director or Trustee      197           Director of The PMI Group
c/o Kramer Levin                        September 1997  of the Retail Funds (since                      Inc. (private mortgage
Naftalis & Frankel LLP                                  September 1997) and the                         insurance); Trustee and Vice
Counsel to the                                          Institutional Funds (since                      Chairman of The Field Museum
Independent Trustees                                    July 2003); formerly                            of Natural History; director
1177 Avenue of the                                      associated with the Allstate                    of various other business
Americas                                                Companies (1966-1994), most                     and charitable
New York, NY 10036                                      recently as Chairman of The                     organizations.
                                                        Allstate Corporation (March
                                                        1993-December 1994) and
                                                        Chairman and Chief Executive
                                                        Officer of its wholly-owned
                                                        subsidiary, Allstate Insurance
                                                        Company (July 1989-December
                                                        1994).

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                          TERM OF                                           IN FUND
                           POSITION(S)   OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S) DURING      OVERSEEN    OTHER DIRECTORSHIPS HELD BY
   INDEPENDENT TRUSTEE     REGISTRANT   TIME SERVED*             PAST 5 YEARS**           BY TRUSTEE***           TRUSTEE
-------------------------  -----------  -------------   ------------------------------    ------------- ----------------------------
Dr. Manuel H. Johnson (56) Trustee      Since           Senior Partner, Johnson Smick     197           Director of NVR, Inc. (home
c/o Johnson Smick                       July 1991       International, Inc., a                          construction); Director of
Group, Inc.                                             consulting firm; Chairman of                    KFX Energy; Director of RBS
888 16th Street, NW                                     the Audit Committee and                         Greenwich Capital Holdings
Suite 740                                               Director or Trustee of the                      (financial holding company).
Washington, D.C. 20006                                  Retail Funds (since July 1991)
                                                        and the Institutional Funds
                                                        (since July 2003); Co-Chairman
                                                        and a founder of the Group of
                                                        Seven Council (G7C), an
                                                        international economic
                                                        commission; formerly Vice
                                                        Chairman of the Board of
                                                        Governors of the Federal
                                                        Reserve System and Assistant
                                                        Secretary of the U.S.
                                                        Treasury.

Joseph J. Kearns (63)      Trustee      Since           President, Kearns & Associates    198          Director of Electro Rent
c/o Kearns & Associates                 July 2003       LLC (investment consulting);                    Corporation (equipment
LLC                                                     Deputy Chairman of the Audit                    leasing), The Ford Family
PMB754                                                  Committee and Director or                       Foundation, and the UCLA
23852 Pacific Coast                                     Trustee of the Retail Funds                     Foundation.
Highway                                                 (since July 2003) and the
Malibu, CA 90265                                        Institutional Funds (since
                                                        August 1994); previously
                                                        Chairman of the Audit
                                                        Committee of the Institutional
                                                        Funds (October 2001-July
                                                        2003); formerly CFO of the J.
                                                        Paul Getty Trust.

Michael E. Nugent (69)     Trustee      Since           General Partner of Triumph        197
c/o Triumph Capital, L.P.               July 1991       Capital, L.P., a private
445 Park Avenue                                         investment partnership;
New York, NY 10022                                      Chairman of the Insurance
                                                        Committee and Director or
                                                        Trustee of the Retail Funds
                                                        (since July 1991) and the
                                                        Institutional Funds (since
                                                        July 2001); formerly Vice
                                                        President, Bankers Trust
                                                        Company and BT Capital
                                                        Corporation (1984-1988).

Fergus Reid (73)           Trustee      Since           Chairman of Lumelite Plastics     198           Trustee and Director of
c/o Lumelite Plastics                   July 2003       Corporation; Chairman of the                    certain investment companies
Corporation                                             Governance Committee and                        in the JPMorgan Funds
85 Charles Colman Blvd.                                 Director or Trustee of the                      complex managed by J.P.
Pawling, NY 12564                                       Retail Funds (since July 2003)                  Morgan Investment Management
                                                        and the Institutional Funds                     Inc.
                                                        (since June 1992).

INTERESTED TRUSTEES:

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                          TERM OF                                           IN FUND
                           POSITION(S)   OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S) DURING      OVERSEEN    OTHER DIRECTORSHIPS HELD BY
   INDEPENDENT TRUSTEE     REGISTRANT   TIME SERVED*             PAST 5 YEARS**           BY TRUSTEE***           TRUSTEE
-------------------------  -----------  -------------   ------------------------------    ------------- ----------------------------
Charles A. Fiumefreddo     Chairman of  Since           Chairman and Director or          197           None.
(72)                       the Board    July 1991       Trustee of the Retail Funds
c/o Morgan Stanley         and Trustee                  (since July 1991) and the
Trust                                                   Institutional Funds (since
Harborside Financial                                    July 2003); formerly Chief
Center,                                                 Executive Officer of the
Plaza Two,                                              Retail Funds (until September
Jersey City, NJ 07311                                   2002).

James F. Higgins (57)      Trustee      Since           Director or Trustee of the        197           Director of AXA Financial,
c/o Morgan Stanley                      June 2000       Retail Funds (since June 2000)                  Inc. and The Equitable Life
Trust                                                   and the Institutional Funds                     Assurance Society of the
Harborside Financial                                    (since July 2003); Senior                       United States (financial
Center,                                                 Advisor of Morgan Stanley                       services).
Plaza Two,                                              (since August 2000); Director
Jersey City, NJ 07311                                   of the Distributor and Dean
                                                        Witter Realty Inc.; previously
                                                        President and Chief Operating
                                                        Officer of the Private Client
                                                        Group of Morgan Stanley (May
                                                        1999-August 2000), and
                                                        President and Chief Operating
                                                        Officer of Individual
                                                        Securities of Morgan Stanley
                                                        (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                               TERM OF
                             POSITION(S)      OFFICE AND
NAME, AGE AND ADDRESS OF      HELD WITH       LENGTH OF
    EXECUTIVE OFFICER        REGISTRANT      TIME SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------  ----------------- --------------  ------------------------------------------------------------------------
Ronald E. Robison (66)    President and     Since May 2003  President (since September 2005) and Principal Executive Officer of
1221 Avenue of the        Principal                         funds in the Fund Complex (since May 2003); Managing Director of
Americas                  Executive Officer                 Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing
New York, NY 10020                                          Director and Director of Morgan Stanley Investment Management Inc.,
                                                            Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.;
                                                            Managing Director, Chief Administrative Officer and Director of Morgan
                                                            Stanley Investment Advisors Inc. and Morgan Stanley Services Company
                                                            Inc.; Chief Executive Officer and Director of Morgan Stanley Trust;
                                                            Director of Morgan Stanley SICAV (since May 2004); President (since
                                                            September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously, Executive Vice President (July
                                                            2003-September 2005) of funds in the Fund Complex and the Van Kampen
                                                            Funds. He was also previously President and Director of the
                                                            Institutional Funds (March 2001-July 2003), Chief Global Operations
                                                            Officer of Morgan Stanley Investment Management Inc. and Chief
                                                            Executive Officer and Chairman of Van Kampen Investor Services.

Joseph J. McAlinden (62)  Vice President    Since           Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the                          July 1995       Adviser and Morgan Stanley Investment Management Inc.; Chief
Americas                                                    Investment Officer of the Van Kampen Funds; Vice President of the
New York, NY 10020                                          Institutional Funds (since July 2003) and the Retail Funds (since July
                                                            1995).

Barry Fink (50)           Vice President    Since           General Counsel (since May 2000) and Managing Director (since December
1221 Avenue of the                          February 1997   2000) of Morgan Stanley Investment Management; Managing Director
Americas                                                    (since December 2000), Secretary (since February 1997) and Director of
New York, NY 10020                                          the Investment Adviser and the Administrator; Vice President of the
                                                            Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President
                                                            of the Institutional Funds (since July 2003); Managing Director,
                                                            Secretary and Director of the Distributor; previously Secretary
                                                            (February 1997-July 2003) and General Counsel (February 1997-April
                                                            2004) of the Retail Funds; Vice President and Assistant General
                                                            Counsel of the Investment Adviser and the Administrator (February
                                                            1997-December 2001).

Amy R. Doberman (43)      Vice President    Since           Managing Director and General Counsel, U.S. Investment Management;
1221 Avenue of the                          July 2004       Managing Director of Morgan Stanley Investment Management Inc. and the
Americas                                                    Investment Adviser, Vice President of the Institutional and Retail
New York, NY 10020                                          Funds (since July 2004); Vice President of the Van Kampen Funds (since
                                                            August 2004); previously, Managing Director and General Counsel -
                                                            Americas, UBS Global Asset Management (July 2000-July 2004) and
                                                            General Counsel, Aeltus Investment Management, Inc. (January 1997-July
                                                            2000).

Carsten Otto (42)         Chief Compliance  Since           Executive Director and U.S. Director of Compliance for Morgan Stanley
1221 Avenue of the        Officer           October 2004    Investment Management Inc. (since October 2004); Executive Director of
Americas                                                    the Investment Adviser and Morgan Stanley Investment Management Inc.;
New York, NY 10020                                          formerly Assistant Secretary and Assistant General Counsel of the
                                                            Morgan Stanley Retail Funds.

                                               TERM OF
                             POSITION(S)      OFFICE AND
NAME, AGE AND ADDRESS OF      HELD WITH       LENGTH OF
    EXECUTIVE OFFICER        REGISTRANT      TIME SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------  ----------------- --------------  ------------------------------------------------------------------------
Stefanie V. Chang (39)    Vice President    Since           Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the                          July 2003       Stanley Investment Management Inc. and the Investment Adviser; Vice
Americas                                                    President of the Institutional Funds (since December 1997) and the
New York, NY 10020                                          Retail Funds (since July 2003); formerly practiced law with the New
                                                            York law firm of Rogers & Wells (now Clifford Chance US LLP).

Francis J. Smith (40)     Treasurer and     Treasurer since Executive Director of the Investment Adviser and the Administration
c/o Morgan Stanley Trust  Chief Financial   July 2003 and   (since December 2001); previously, Vice President of the Retail Funds
Harborside Financial      Officer           Chief Financial (September 2002-July 2003); Vice President of the Investment Adviser
Center,                                     Officer since   and the Administrator (August 2000-November 2001).
Plaza Two,                                  September 2002
Jersey City, NJ 07311

Thomas F. Caloia (59)     Vice President    Since           Executive Director (since December 2002) and Assistant Treasurer of
c/o Morgan Stanley Trust                    July 2003       the Investment Adviser, the Distributor and the Administrator;
Harborside Financial                                        previously Treasurer of the Retail Funds (April 1989-July 2003);
Center,                                                     formerly First Vice President of the Investment Adviser, the
Plaza Two,                                                  Distributor and the Administrator.
Jersey City, NJ 07311

Mary E. Mullin (38)       Secretary         Since           Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the                          July 2003       Stanley Investment Management Inc. and the Investment Adviser;
Americas                                                    Secretary of the Institutional Funds (since June 1999) and the Retail
New York, NY 10020                                          Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher &
                                                            Flom LLP.

----------------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

39910RPT-RA06-00008P-T11/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                      NASDAQ-100
                                                                      INDEX FUND

                                                                   ANNUAL REPORT
                                                               NOVEMBER 30, 2005

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

          2005

                                                REGISTRANT     COVERED ENTITIES(1)
            AUDIT FEES                          $   26,938                     N/A

            NON-AUDIT FEES
                  AUDIT-RELATED FEES            $      540(2)  $                  (2)
                  TAX FEES                      $    5,237(3)  $                  (4)
                  ALL OTHER FEES                $        -     $                 -
            TOTAL NON-AUDIT FEES                $    5,777     $

            TOTAL                               $   32,715     $

          2004

                                                REGISTRANT     COVERED ENTITIES(1)
            AUDIT FEES                          $   25,660                     N/A

            NON-AUDIT FEES
                  AUDIT-RELATED FEES            $       71(2)  $         3,746,495(2)
                  TAX FEES                      $    4,889(3)  $            79,800(4)
                  ALL OTHER FEES                $        -     $                 -(5)
            TOTAL NON-AUDIT FEES                $    4,960     $         3,826,295

            TOTAL                               $   30,620     $         3,826,295

           N/A- Not applicable, as not required by Item 4.

           (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
           (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
           (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
           (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
           (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

  1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

  2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

  3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

  8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

  9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

  10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      MORGAN STANLEY RETAIL FUNDS
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley & Co. Incorporated
      Morgan Stanley DW Inc.
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Van Kampen Asset Management
      Morgan Stanley Services Company, Inc.
      Morgan Stanley Distributors Inc.
      Morgan Stanley Trust FSB

      MORGAN STANLEY INSTITUTIONAL FUNDS
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Morgan Stanley & Co. Incorporated
      Morgan Stanley Distribution, Inc.
      Morgan Stanley AIP GP LP
      Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq-100 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006